Pension and Other Postretirement Benefit Plans - Summary of Estimated Future Benefit Payments (Details) - Pension Benefits $ in Thousands	Dec. 31, 2017 USD ($)
Defined Benefit Plan, Estimated Future Benefit Payments
2018	$ 33,559
2019	32,589
2020	31,963
2021	30,080
2022	31,151
2023-2027	$ 155,024